Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Payables and Other Current Liabilities
Trade payables	€ 19,359	€ 14,602	€ 6,923
Other current liabilities	5,485	6,789	6,838
Trade payables and other current liabilities	24,844	21,391	13,761
Accrued expenses	€ 11,200	€ 6,800	€ 4,300